TAXATION	12 Months Ended
Dec. 31, 2014
TAXATION [Abstract]
TAXATION
16.	TAXATION

(a)	Income taxes

Income tax benefit/(expense) of the Group are as follows:

	Years ended December 31
	2012	2013	2014
Current income tax expense	(339)	(106)	(2,540)
Deferred income tax benefit/(expense)	129	(586)	1,717
Income tax expense	(210)	(692)	(823)

The components of (loss)/income before income taxes are as follows:

	Years ended December 31
	2012	2013	2014
(Loss)/income arising from China operations	(936)	(6,926)	6,293
(Loss)/income arising from non-China operations	(2,914)	(2,503)	829
- U.S.	30	15	(1,487)
- Hong Kong	(513)	511	4,616
- Cayman	(2,431)	(3,029)	(2,300)

(Loss)/income before income taxes and share of loss of an unconsolidated affiliate	(3,850)	(9,429)	7,122

Cayman Islands

Under the current laws of the Cayman Islands, The Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed on payments of dividends by the company to its shareholders.

United States of America

Viewtel, a subsidiary incorporated in the United States of America, is subject to state income tax and federal income tax at different tax rates, depending upon taxable income levels. In general, corporations with taxable income of less than $335 receive partial benefit from the graduated rates of 15% and 25% that apply to the first $75 of taxable income. Viewtel had income tax expense of  $5, $2 and $8 for the years ended December 31, 2012, 2013 and 2014, respectively.

Hong Kong

Profits Tax

Corporations carrying on any trade or business in Hong Kong are subject to profits tax on their assessable profits arising or derived from Hong Kong from such trade or business.

The Hong Kong subsidiary of Vimicro China, has filed non-taxable offshore claims in its Hong Kong profits tax returns since the year of assessment 2005/2006 (for the assessment year ended December 31, 2005). In December 2009, the Hong Kong Inland Revenue Department issued the Departmental Interpretation and Practice Notes No. 21(Revised) to redefine the locality of profits. The Company believes Vimicro Hong Kong has technical grounds to claim that its profits are sourced offshore from Hong Kong and, where duly substantiated by documentation, it is more likely than not that Vimicro Hong Kong's offshore claim would be accepted by the Hong Kong Inland Revenue Department and the profits of Vimicro Hong Kong would therefore not be subject to Hong Kong profit tax.

Pursuant to the New EIT Law and related implementation rules in China, the Company believes that Vimicro Hong Kong is more likely than not to be deemed as a PRC tax resident and subject to the PRC EIT rate of 25% on its worldwide income. The Company recognized $292, $694 and nil of PRC income tax expenses related to continuing operations for the year ended December 31, 2012, 2013 and 2014 respectively.

Withholding Tax.

Under current Hong Kong tax laws, an entity established outside of Hong Kong is subject to a 4.95% in 2011/12 and 2012/13 withholding tax on royalty income derived (or deemed to be) from Hong Kong. Vimicro Hong Kong makes royalty payments to Vimicro China for certain technologies licensed from Vimicro China. Vimicro China was previously subject to a 5.25% withholding tax on royalties received from Vimicro Hong Kong, which Vimicro Hong Kong had withheld and used to settle the tax liabilities on behalf of Vimicro China. Upon approval by the relevant PRC tax authorities, the amount of Hong Kong withholding tax paid on the royalty income could be allowed as a foreign tax credit against Vimicro China's PRC income tax liabilities.

In connection with the offshore claim of Vimicro Hong Kong, to the extent that all of Vimicro Hong Kong's trading income is not taxable in Hong Kong, and no deduction will be claimed for the related royalty fee expenditure and the relevant intellectual property is not used in Hong Kong, the royalty fees are exempted from withholding tax in Hong Kong.

The People's Republic of China

Enterprise Income Tax.

PRC enterprise income tax is calculated based on taxable income determined under PRC accounting principles. In March 2007, the National People's Congress adopted the New EIT Law, which became effective as of January 1, 2008. Under the New EIT Law, the enterprise income tax rate for domestic and foreign enterprises is unified at 25%, and enterprises established prior to March 16, 2007 that were eligible for preferential tax treatment according to the then effective PRC EIT Law for Foreign Investment Enterprise and Foreign Enterprise tax laws, administrative regulations, as well as circulars with equivalent effect, shall be subject to transitional rules to gradually change their rates to 25%. The New EIT Law and the related Implementation Rules also provide a preferential tax rate of 15% to enterprises that qualify as “high and new technology enterprises” (“HNTE”). In accordance with the Implementation Rules of the New EIT Law, the preferential tax rate treatments granted to PRC entities that previously qualified for HNTE will not automatically be applicable under the new tax regime unless they qualify as HNTE pursuant to the New EIT Law, its Implementation Rules and relevant working guidance promulgated by the government authorities. Vimicro China was recognized as a HNTE by the relevant government authorities under the New EIT Law in 2011, and was entitled to a preferential tax rate of 15% for the three years from 2011 to 2013. In 2014, Vimicro China resubmitted applications for qualification as a HNTE, which was approved in October 2014. Therefore, Vimicro China was subject to a 15% income tax rate for the year of 2014.

In 2012, Vimicro Guiyang had been qualified as a Software Enterprise. As 2014 was the first year Vimicro Guiyang generated taxable profit, it is exempted from income tax rate for years 2014 and 2015, and will be subject to a 50% tax reduction in its income tax rate for the subsequent three years under the New EIT Law.

In July 2014, the Ministry of Finance and the State Administration of Taxation jointly issued the Notice on Issues Enterprise Income Tax Preferential Policies and Preferential Directory Business of Guangdong Hengqin New Area, Fujian Pingtan General Experimentation area, Shenzhen Qianhai Shengang cooperation area of Qianhai modern service industry, or Circular 26. Pursuant to which Vimicro Guangdong was entitled to a preferential income tax rate of 15% in 2014 given that it is located in Guangdong Hengqin New Area. It may also enjoy a favorable income tax rate of  15% from 2015 to 2020 based on a review of local tax bureau annually.

Under the New EIT Law, an enterprise established outside of the PRC with effective management located in the PRC, is considered a Chinese tax resident enterprise and will normally be subject to the PRC enterprise income tax at the rate of 25% on its global income. If the PRC tax authorities subsequently determine that any of the entities in the group registered outside the PRC should be deemed a resident enterprise, they will be subject to PRC income tax at a rate of 25%.

Furthermore, under the New EIT Law, dividends payable by a foreign investment enterprise to its foreign non-resident enterprise investors that were derived from income after January 1, 2008, are subject to a 10% withholding tax, unless such foreign investor's jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China that provides for a reduced rate of withholding tax. The Cayman Islands, where the Company is incorporated, does not have such a tax treaty with the PRC. If it is considered a non-resident enterprise, the 10% withholding tax imposed on its dividend income received from Vimicro China, the Company's PRC subsidiary would reduce its net income and have an adverse effect on its operating results. The New EIT Law also provides that, if a resident enterprise directly invests in another resident enterprise, the dividends received by the investing resident enterprise from the invested enterprise are exempted from income tax, subject to certain conditions. Therefore, if the Company is classified as a resident enterprise, the dividends that it receives from Vimicro China may be exempted from income tax. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The amount of income tax payable by Vimicro China in the future will depend on various factors, including, among other things, its results of operations, taxable income, the amount of its deductible research and development expenses, and the statutory tax rate applicable to it. The Company's effective tax rate depends partially on the extent of each of its subsidiaries' relative contribution to its consolidated taxable income.

The following table sets forth thee reconciliation between the PRC's statutory income tax rate and the actual effective tax rate for the Group:

	Years ended December 31
	2012	2013	2014
Statutory tax rate	25%	25%	25%
Effect of foreign tax rates differential	(16)%	(8)%	9%
Deferred tax rate differential	4%	(1)%	11%
Non-deductible expenses	(30)%	(36)%	7%
Change in valuation allowance	14%	18%	(29)%
Effect of elimination of unrealized intra-entity profits	—	(5)%	46%
Effect of preferential tax treatment inside of PRC	—	—	(36)%
Others	(2)%	—	3%
Effective income tax rate	(5)%	(7)%	36%

(b)	Deferred tax

The Group's significant components of deferred tax assets and liabilities as of December 31, 2013 and 2014 are as follows:

	As of December 31
	2013	2014
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	1,364	3,006
Accrued expenses, payroll and others	1,053	1,065
Difference in tax basis from ViSS acquisition	695	515
Difference in research and development expenses capitalization	3,229	-
Operating loss carry-forwards	3,660	768
Others	1,599	519
Total deferred tax assets	11,600	5,873
Valuation allowance	(11,600)	(4,156)
Deferred tax assets, net of valuation allowance	—	1,717

Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	14	5
Total deferred tax liabilities	14	5

Classification on the consolidated balance sheets
Deferred tax assets — current	—	1,014
Deferred tax assets — non-current	—	703
Deferred tax liabilities — non-current	14	5

Subject to the approval of the relevant tax authorities, the Group has tax losses carried forward from its subsidiaries in China totaling approximately $4,298 as of December 31, 2014, of which $103, $3,218, $179, $283 and $452 if unused will expire in 2015, 2016, 2017, 2018 and 2019 respectively.

For the year ended December 31, 2013, the increase in valuation allowance was $1,575 . For the year ended December 31, 2014, the decrease in valuation allowance was $9,189 .

The changes in unrecognized tax benefits are as follows:

	As of December 31
	2013	2014
Beginning balance	-	1,688
Additions based on tax position of the current year	1,688	-
Ending balance	1,688	1,688

As of December 31, 2013 and 2014, the Group has $1,688 and $1,688 of unrecognized tax benefits, nil of which would affect the effective tax rate if recognized in 2013. There were no unrecognized tax benefits for the years ended December 31 2012 and 2014. The Group does not anticipate any other material changes to its unrecognized tax position in the next twelve months.

The Company recorded interest and penalties of RMB nil for the years ended December 31, 2012, 2013 and 2014. The Company's PRC entities and Vimicro Hong Kong's tax years from 2004 through 2014 are open for examination by the relevant tax authorities in PRC.

(c)	PRC Value Added Tax (“VAT”)

According to PRC value-added tax policy, all entities and individuals engaged in the sales of goods, the provision of processing, repair and replacement services, and the importation of goods within the territory of the PRC are taxpayers for VAT and shall pay VAT in accordance with the VAT regulations. Vimicro China, Vimicro Tianjin, Vimicro Guiyang, Vimicro Fuzhou as the general taxpayers are subject to the output VAT at 17% of selling price of products sold to customers in China, while the purchase of products by those companies are subject to the input VAT at the rate of 17%. VAT payable is the net difference between periodic output VAT and deductible input VAT. On November 5, 2008, the PRC State Council passed The Provisional Regulations of the People's Republic of China on Value-Added Tax, or New VAT Law. In accordance with the New VAT Law and its Implementation Rules, which became effective as of January 1, 2009, input VAT on fixed asset purchases for further production purpose are included in the input VAT for VAT payable purposes.

The launch of VAT Reform Pilot Program (i.e. converting from business tax to VAT) in the transportation industry and certain modern services industries in Shanghai was effective from January 1, 2012. Following the Pilot Program in Shanghai, the State Council approved expanding the Pilot Program to 8 other provinces and municipalities: Beijing, Tianjin, Jiangsu, Zhejiang (including Ningbo), Anhui, Fujian (including Xiamen), Hubei, Guangdong (including Shenzhen) in batches from September 1, 2012 to the end of 2012. The State Council approved expanding the Pilot Program to the whole country in August 2013. Under the Pilot Program, the entities which provide transportation services and certain modern services within the territory of PRC are subject to VAT instead of business tax. Vimicro China's transfer of technology, which was subject to business tax prior to the Pilot Program, falls within the VAT reform scope and is subject to the VAT at 6% from September 1, 2012. In addition, the technology transfer services provided to foreign entities are eligible for VAT exemption under the Pilot Program. Vimicro China is entitled to the exemption on income arising from or related to technology transfers, provided relevant technology transfer agreements are registered with the relevant government agencies.

In addition, where an entity or an individual outside of the territory of PRC and having no business presence in PRC provided VAT taxable services to a resident enterprise, the service recipient shall act as the withholding agent. Accordingly, Vimicro China is obliged to withhold 6% VAT and surcharge on the payment to Viewtel in connection with the purchase of the research and development services starting from September 1, 2012.

(d)	PRC Business Tax (“BT”)

According to PRC business tax policy, service income generally is subject to BT at 5%. Vimicro Corporation is entitled to BT exemption on income arising from or related to technology transfers provided these technology transfer agreements are registered with the relevant government agencies. Vimicro Corporation also has incidental customer technology service income, which is subject to BT at 5%.

In December 2008, the Ministry of Finance and State Administration of Taxation revised the Business Tax Detailed Implementation Rules, under which all entities or individuals that provide labor services within PRC are mandatory payers of BT and the “provision of labor services in China” is defined to mean where either the service provider or the service recipient is located in China. Accordingly the Company incurred additional business tax beginning January 1, 2009 primarily in connection with its PRC subsidiaries' procurement of overseas intellectual properties and the purchase of the research and development services from Viewtel by Vimicro China.

In accordance with the Implementation Rules for the PRC Tentative Regulations on Business Tax, promulgated on December 15, 2008 and effective as of January 1, 2009, service income excluding that derived from providing VAT taxable services is subject to PRC business tax when either the service provider or the service recipient is located in China. The tax rate on the transfer of technology and research and development services was 5% prior to the VAT Pilot Program. However, the income arising from or related to the technology transfer was eligible to the exemption of business tax, provided relevant technology transfer agreements are registered with the relevant government agencies. Vimicro China was entitled to the business tax exemption on its income arising from the transfer of technology and relevant technology consulting services. With regard to the purchase of research and development services from Viewtel, as the withholding tax agent of business tax, Vimicro China withheld business tax and surcharge prior to September 1, 2012.